CASH FLOW INFORMATION (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment activities
Investment property received	$ 1,741,143
Investment in kind in other related parties (Note 15)	921,390	$ 588,857
Arcadia asset acquisition financed by debt (Note 4)	7,637,972
Arcadia asset acquisition through capital emission (Note 4)	15,000,000
Non-monetary contributions in joint ventures (Note 12)		250,000
Investing activities	$ 25,300,505	$ 838,857